INVESTMENTS IN SENIOR HOUSING REAL ESTATE - Investments in Senior Housing Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Senior Housing Facilities AL/MC Scottsdale AZ
Property Type	AL/MC	[1]
Location	Scottsdale, AZ
Initial cost - land	$ 2,307
Initial cost - building	16,809
Initial cost - building improvements	183
Initial cost - furniture, fixtures and equipment	101
Costs capitalized subsequent to acquisition	170
Gross Carrying Amount - land	2,307
Gross Carrying Amount - building	16,809
Gross Carrying Amount - building improvements	327
Gross Carrying Amount - furniture, fixtures and equipment	127
Gross Carrying Amount	19,570	[2],[3]
Accumulated Depreciation	(708)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1999	[5]
Year Renovated	2005	[5]
Net carrying value	18,862		19,212
Encumbrances	16,380	[6]	12,600	[6]
Senior Housing Facilities AL/MC Citrus Heights CA
Property Type	AL/MC	[1]
Location	Citrus Heights, CA
Initial cost - land	831
Initial cost - building	3,089
Initial cost - building improvements	94
Initial cost - furniture, fixtures and equipment	59
Costs capitalized subsequent to acquisition	29
Gross Carrying Amount - land	831
Gross Carrying Amount - building	3,090
Gross Carrying Amount - building improvements	114
Gross Carrying Amount - furniture, fixtures and equipment	67
Gross Carrying Amount	4,102	[2],[3]
Accumulated Depreciation	(154)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1997	[5]
Year Renovated	2011	[5]
Net carrying value	3,948		4,027
Encumbrances	3,440	[6]	2,940	[6]
Senior Housing Facilities AL/MC Santa Cruz CA
Property Type	AL/MC	[1]
Location	Santa Cruz, CA
Initial cost - land	2,255
Initial cost - building	20,931
Initial cost - building improvements	265
Initial cost - furniture, fixtures and equipment	58
Costs capitalized subsequent to acquisition	124
Gross Carrying Amount - land	2,255
Gross Carrying Amount - building	20,932
Gross Carrying Amount - building improvements	370
Gross Carrying Amount - furniture, fixtures and equipment	76
Gross Carrying Amount	23,633	[2],[3]
Accumulated Depreciation	(870)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1990	[5]
Net carrying value	22,763		23,272
Encumbrances	19,850	[6]	17,220	[6]
Senior Housing Facilities AL/MC Clovis CA
Property Type	AL/MC	[1]
Location	Clovis, CA
Initial cost - land	1,133
Initial cost - building	16,789
Initial cost - building improvements	205
Initial cost - furniture, fixtures and equipment	45
Costs capitalized subsequent to acquisition	77
Gross Carrying Amount - land	1,133
Gross Carrying Amount - building	16,790
Gross Carrying Amount - building improvements	235
Gross Carrying Amount - furniture, fixtures and equipment	91
Gross Carrying Amount	18,249	[2],[3]
Accumulated Depreciation	(671)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1998	[5]
Year Renovated	2007	[5]
Net carrying value	17,578		17,969
Encumbrances	15,343	[6]	11,700	[6]
Senior Housing Facilities AL/MC Boise ID
Property Type	AL/MC	[1]
Location	Boise, ID
Initial cost - land	1,465
Initial cost - building	13,157
Initial cost - building improvements	477
Initial cost - furniture, fixtures and equipment	58
Costs capitalized subsequent to acquisition	116
Gross Carrying Amount - land	1,465
Gross Carrying Amount - building	13,157
Gross Carrying Amount - building improvements	580
Gross Carrying Amount - furniture, fixtures and equipment	71
Gross Carrying Amount	15,273	[2],[3]
Accumulated Depreciation	(599)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1997	[5]
Year Renovated	2011	[5]
Net carrying value	14,674		15,016
Encumbrances	12,799	[6]	12,960	[6]
Senior Housing Facilities AL/MC Corvallis OR
Property Type	AL/MC	[1]
Location	Corvallis, OR
Initial cost - land	1,060
Initial cost - building	4,886
Initial cost - building improvements	164
Initial cost - furniture, fixtures and equipment	8
Costs capitalized subsequent to acquisition	56
Gross Carrying Amount - land	1,060
Gross Carrying Amount - building	4,886
Gross Carrying Amount - building improvements	196
Gross Carrying Amount - furniture, fixtures and equipment	32
Gross Carrying Amount	6,174	[2],[3]
Accumulated Depreciation	(209)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1999	[5]
Net carrying value	5,965		6,069
Encumbrances	5,166	[6]	3,020	[6]
Senior Housing Facilities AL/MC Eugene OR
Property Type	AL/MC	[1]
Location	Eugene, OR
Initial cost - land	935
Initial cost - building	20,383
Initial cost - building improvements	411
Initial cost - furniture, fixtures and equipment	91
Costs capitalized subsequent to acquisition	88
Gross Carrying Amount - land	935
Gross Carrying Amount - building	20,383
Gross Carrying Amount - building improvements	507
Gross Carrying Amount - furniture, fixtures and equipment	83
Gross Carrying Amount	21,908	[2],[3]
Accumulated Depreciation	(862)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1998	[5]
Net carrying value	21,046		21,607
Encumbrances	18,425	[6]	15,480	[6]
Senior Housing Facilities AL/MC Cottonwood Heights UT
Property Type	AL/MC	[1]
Location	Cottonwood Heights, UT
Initial cost - land	1,496
Initial cost - building	16,160
Initial cost - building improvements	238
Initial cost - furniture, fixtures and equipment	58
Costs capitalized subsequent to acquisition	154
Gross Carrying Amount - land	1,496
Gross Carrying Amount - building	16,160
Gross Carrying Amount - building improvements	275
Gross Carrying Amount - furniture, fixtures and equipment	175
Gross Carrying Amount	18,106	[2],[3]
Accumulated Depreciation	(674)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	2001	[5]
Net carrying value	17,432		17,772
Encumbrances	15,159	[6]	12,480	[6]
Senior Housing Facilities AL/MC Bountiful UT
Property Type	AL/MC	[1]
Location	Bountiful, UT
Initial cost - land	570
Initial cost - building	9,492
Initial cost - building improvements	66
Initial cost - furniture, fixtures and equipment	50
Costs capitalized subsequent to acquisition	362
Gross Carrying Amount - land	570
Gross Carrying Amount - building	9,492
Gross Carrying Amount - building improvements	298
Gross Carrying Amount - furniture, fixtures and equipment	180
Gross Carrying Amount	10,540	[2],[3]
Accumulated Depreciation	(355)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1978	[5]
Year Renovated	2000	[5]
Net carrying value	10,185		10,171
Encumbrances	8,819	[6]	10,024	[6]
Senior Housing Facilities AL/MC Taylorsville UT
Property Type	AL/MC	[1]
Location	Taylorsville, UT
Initial cost - land	1,111
Initial cost - building	3,009
Initial cost - building improvements	117
Initial cost - furniture, fixtures and equipment	39
Costs capitalized subsequent to acquisition	266
Gross Carrying Amount - land	1,111
Gross Carrying Amount - building	3,009
Gross Carrying Amount - building improvements	242
Gross Carrying Amount - furniture, fixtures and equipment	180
Gross Carrying Amount	4,542	[2],[3]
Accumulated Depreciation	(154)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1976	[5]
Year Renovated	1994	[5]
Net carrying value	4,388		4,276
Encumbrances	3,704	[6]	3,341	[6]
Senior Housing Facilities AL/MC Salt Lake City UT
Property Type	AL/MC	[1]
Location	Salt Lake City, UT
Initial cost - land	700
Initial cost - building	3,253
Initial cost - building improvements	44
Initial cost - furniture, fixtures and equipment	15
Costs capitalized subsequent to acquisition	212
Gross Carrying Amount - land	700
Gross Carrying Amount - building	3,253
Gross Carrying Amount - building improvements	131
Gross Carrying Amount - furniture, fixtures and equipment	140
Gross Carrying Amount	4,224	[2],[3]
Accumulated Depreciation	(129)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1984	[5]
Year Renovated	2007	[5]
Net carrying value	4,095		4,017
Encumbrances	3,476	[6]	2,635	[6]
Senior Housing Facilities AL/MC Fort Worth TX
Property Type	AL/MC	[1]
Location	Fort Worth, TX
Initial cost - land	2,130
Initial cost - building	16,260
Initial cost - building improvements	338
Initial cost - furniture, fixtures and equipment	672
Costs capitalized subsequent to acquisition	139
Gross Carrying Amount - land	2,130
Gross Carrying Amount - building	16,260
Gross Carrying Amount - building improvements	423
Gross Carrying Amount - furniture, fixtures and equipment	726
Gross Carrying Amount	19,539	[2],[3]
Accumulated Depreciation	(775)	[2],[4]
Year Acquired	2012	[5]
Year Constructed	1986	[5]
Net carrying value	18,764		19,393
Encumbrances	16,125	[6]	16,125	[6]
Senior Housing Assets Acquired in 2012
Initial cost - land	15,993
Initial cost - building	144,218
Initial cost - building improvements	2,602
Initial cost - furniture, fixtures and equipment	1,254
Costs capitalized subsequent to acquisition	1,793
Gross Carrying Amount - land	15,993
Gross Carrying Amount - building	144,221
Gross Carrying Amount - building improvements	3,698
Gross Carrying Amount - furniture, fixtures and equipment	1,948
Gross Carrying Amount	165,860	[2],[3]
Accumulated Depreciation	(6,160)	[2],[4]
Net carrying value	159,700		162,801
Encumbrances	$ 138,686	[6]	$ 120,525	[6]

[1]	AL represents assisted living; IL represents independent living and MC represents memory care.
[2]	The following is a rollforward of the gross carrying amount and accumulated depreciation of senior housing real estate for the years ended December 31, 2013 and 2012.
[3]	The aggregate United States federal income tax basis for Newcastle's senior housing real estate at December 31, 2013 was approximately $1.4 billion.
[4]	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.
[5]	Unaudited.
[6]	See Note 14.